American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund
Supplement dated August 1, 2020 ■ Prospectus dated May 1, 2020

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	1.16%
Fee Waiver[1]	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	1.12%

1 The advisor has agreed to waive 0.04 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$89	$287	$501	$1,116
Class II	$114	$365	$635	$1,405

The following replaces the first paragraph of the Principal Investment Strategies section on page 2 of the prospectus:
For the equity portion of the fund, the portfolio managers select stocks using quantitative management techniques in a multi-step process. First, the managers rank stocks, primarily those of large (those with a market cap greater than $2 billion), publicly-traded U.S. companies from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

The following replaces the Portfolio Managers section on pages 4-5 of the prospectus.
Portfolio Managers
Steven Rossi, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2016.
Guan Wang, CFA, Portfolio Manager and Quantitative Analyst, has been a member of the team that manages the fund since 2015.

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1983.
Brian Howell, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1987.
Charles Tan, Senior Vice President and Co-Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments since joining the advisor in 2018.

The following replaces the second paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 6 of the prospectus:
To select stocks for purchase, the portfolio managers use quantitative management techniques in a multi-step process. In the first step, the portfolio managers rank stocks from most attractive to least attractive by using a quantitative model that combines measures that the advisor believes are predictive of an individual stock’s performance. These measures can generally be classified into four major categories: valuation, quality, growth, and sentiment. To measure valuation, the managers may use ratios which look at a firm’s value relative to cash flow, among others. To measure quality, the managers may use factors such as profitability and earnings sustainability, among others. To measure growth, the managers may use the rate of growth of a company’s earnings, as well as other factors. To measure sentiment, the managers may use factors such as historical stock returns, share volume and options data, among others. The information used to generate these measures is typically contained in each stock’s financial statement data and market information, but may include other sources.

The following is added as the fourth paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 6 of the prospectus:
Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

The following replaces the eighth paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 6 of the prospectus:
In the event of exceptional market or economic conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.

The following replaces the Equity Portion of VP Balanced section of The Fund Management Team section on pages 9-10 of the prospectus:
Equity Portion of Balanced
The team that manages the equity portion of the fund meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the equity portion of the fund as they see fit, guided by the fund’s investment objective and strategy. The individuals listed below are jointly and primarily responsible for the day-to-day management of the equity portion of the fund.
Steven Rossi
Mr. Rossi, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2016. Prior to joining American Century Investments, he worked at RS Investments from 2012 to 2016, most recently as portfolio manager. He previously held the roles of analyst and quantitative analyst. He has a bachelor’s degree in Political Economics of Industrialized Societies from the University of California at Berkeley. He is a CFA charterholder.
Guan Wang
Ms Wang, Portfolio Manager and Quantitative Analyst, has been a member of the team that manages the fund since 2015. She joined American Century Investments in 2015 as an analyst and was promoted to portfolio manager in 2020. She has a bachelor’s degree in finance from Fudan University in China and a masters in finance from Massachusetts Institute of Technology. She is a CFA charterholder.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96394 2008

American Century Variable Portfolios, Inc. Summary Prospectus and Prospectus Supplement VP Income & Growth Fund
Supplement dated August 1, 2020 ■ Prospectus dated May 1, 2020

The following replaces the first paragraph of the Principal Investment Strategies section on page 2 of the summary prospectus and prospectus:
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a multi-step process. The managers evaluate stocks, primarily large capitalization, publicly-traded U.S. companies, based on an objective set of measures, including valuation, quality, growth and sentiment. The portfolio managers use quantitative models to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return. They also attempt to create a dividend yield that will be greater than that of the S&P 500® Index. The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects. Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

The following replaces the Portfolio Managers section on page 3 of the summary prospectus and on page 4 of the prospectus.
Portfolio Managers
Yulin Long, CFA, Vice President, Portfolio Manager and Senior Quantitative Analyst, has been a member of the team that manages the fund since 2005.
Steven Rossi, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2020.

The following is added as the fourth paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 5 of the prospectus:
Finally, the portfolio managers review the output of the quantitative model, considering factors such as risk management, transaction costs, and liquidity management.

The following is added as the seventh paragraph of the What are the fund’s principal investment strategies? section in the Objectives, Strategies and Risks section on page 5 of the prospectus:
In the event of exceptional market or economic conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.

The following replaces The Fund Management Team section on pages 7-8 of the prospectus.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Yulin Long
Dr. Long, Vice President, Portfolio Manager and Senior Quantitative Analyst, has been a member of the team that manages the fund since joining American Century Investments as a quantitative analyst in 2005. She became a senior quantitative analyst in 2007, a vice president and senior quantitative analyst in 2012, and a portfolio manager in 2013. She has a bachelor’s degree in finance from Beijing University, and a Ph.D. in accounting from Stanford University. She is a CFA charterholder.
Steven Rossi
Mr. Rossi, Portfolio Manager, has been a member of the team that manages the fund since 2020. He joined American Century Investments in 2016 as a portfolio manager. Prior to joining American Century Investments, he worked at RS Investments from 2012 to 2016, most recently as portfolio manager. He previously held the roles of analyst and quantitative analyst. He has a bachelor’s degree in Political Economies of Industrialized Societies from the University of California at Berkeley. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96405 2008

American Century Variable Portfolios, Inc. Prospectus Supplement VP Capital Appreciation Fund
Supplement dated August 1, 2020 ■ Prospectus dated May 1, 2020

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class Y
Management Fee	1.00%	0.90%	0.65%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.00%	1.15%	0.65%
Fee Waiver[1]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	1.08%	0.58%
1 The advisor has agreed to waive 0.07 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$95	$312	$546	$1,218
Class II	$110	$359	$627	$1,391
Class Y	$59	$201	$356	$804

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96395 2008

American Century Variable Portfolios, Inc. Prospectus Supplement VP Growth Fund
Supplement dated August 1, 2020 ■ Prospectus dated May 1, 2020

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.21%	0.21%
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	0.95%

[1]
The advisor has agreed to waive 0.21 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$82	$301	$538	$1,217
Class II	$97	$348	$619	$1,390

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96396 2008

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2020 ■ Prospectus dated May 1, 2020

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.36%	1.26%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.37%	1.52%
Fee Waiver[1]	0.36%	0.36%
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	1.16%
1 The advisor has agreed to waive 0.36 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$103	$399	$716	$1,614
Class II	$118	$446	$796	$1,781

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96397 2008

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund
Supplement dated August 1, 2020 ■ Prospectus dated May 1, 2020

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.90%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	1.06%
Fee Waiver[1]	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	0.89%
1 The advisor has agreed to waive 0.17 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$76	$274	$488	$1,104
Class II	$91	$321	$569	$1,279

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96398 2008

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2020 ■ Prospectus dated May 1, 2020

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	1.00%
1 The advisor has agreed to waive 0.16 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$87	$306	$543	$1,222
Class II	$102	$353	$624	$1,394

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96399 2008

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra Fund
Supplement dated August 1, 2020 ■ Prospectus dated May 1, 2020

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.21%	0.21%
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	0.95%

[1]
The advisor has agreed to waive 0.21 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$82	$301	$538	$1,217
Class II	$97	$348	$619	$1,390

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96400 2008

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2020 ■ Prospectus dated May 1, 2020

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.97%	0.87%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.98%	1.13%
Fee Waiver[1]	0.25%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	0.73%	0.88%
1 The advisor has agreed to waive 0.25 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$75	$288	$518	$1,179
Class II	$90	$335	$599	$1,352

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-96401 2008